Schedule 10

Data Integrity - Margin (for adjustable rate loans)

#	Loan ID	Margin (Tape)	Margin (Audit)	Variance	Comment	Securitization Status
1	201651090	2.750%	2.750%	0.00%	No variance found	Included in Securitization Population
2	201651119	2.000%	2.000%	0.00%	No variance found	Included in Securitization Population
3	201651145	3.000%	3.000%	0.00%	No variance found	Included in Securitization Population
4	201651417	2.250%	2.250%	0.00%	No variance found	Included in Securitization Population
5	201651482	1.000%	1.000%	0.00%	No variance found	Included in Securitization Population
6	201651580	3.000%	3.000%	0.00%	No variance found	Included in Securitization Population
7	201651603	2.250%	2.250%	0.00%	No variance found	Included in Securitization Population
8	201651734	2.750%	2.750%	0.00%	No variance found	Included in Securitization Population
9	201651775	2.250%	2.250%	0.00%	No variance found	Included in Securitization Population
10	201651854	3.000%	3.000%	0.00%	No variance found	Included in Securitization Population
11	201651999	2.250%	2.250%	0.00%	No variance found	Included in Securitization Population
12	201652377	1.750%	1.750%	0.00%	No variance found	Included in Securitization Population
13	201652428	3.000%	3.000%	0.00%	No variance found	Included in Securitization Population
14	201652533	2.750%	2.750%	0.00%	No variance found	Included in Securitization Population
15	201652536	3.000%	3.000%	0.00%	No variance found	Included in Securitization Population
16	201652539	3.000%	3.000%	0.00%	No variance found	Included in Securitization Population
17	201652555	3.000%	3.000%	0.00%	No variance found	Included in Securitization Population

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